AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 15.0%
$872,000	Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046[1,2]	$750,771
100,000	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[1,2]	99,395
295	Angel Oak Mortgage Trust I LLC Series 2019-2, Class A1, 3.63%, 3/25/2049[1,2,3]	294
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 5.41% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,4]	237,106
338,828	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	254,437
512,536	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	455,355
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.77%, 11/10/2046[1,2,3]	79,652
422,578	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	387,711
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	510,125
617,335	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[1,2]	529,059
533,250	Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	442,266
15,040	DRB Prime Student Loan Trust Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	15,007
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 4.44% (3-Month Term SOFR+196 basis points), 4/17/2031[1,2,4]	1,182,172
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	475,224
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[1]	366,404
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 4.06% (3-Month USD Libor+155 basis points), 10/15/2033[1,2,4]	1,413,973
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 4.93% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,4]	782,835
250,000	Series 2020-47A, Class C1, 6.08% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,4]	239,159
201,554	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	175,448
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 5.61% (3-Month USD Libor+290 basis points), 7/20/2033[1,2,4]	218,514
48,427	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	48,031

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$2,445	LoanCore Ltd. Series 2018-CRE1, Class A, 3.95% (1-Month USD Libor+113 basis points), 5/15/2028[1,2,4]	$2,399
100,000	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[1,2]	99,589
543,000	MCF CLO Ltd. Series 2019-1A, Class A1R, 3.98% (3-Month Term SOFR+150 basis points), 7/17/2031[1,2,4]	533,065
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 4.44% (1-Month USD Libor+145 basis points), 10/16/2036[1,2,4]	874,152
448,000	Series 2022-FL8, Class C, 4.49% (30-Day SOFR Average+220 basis points), 2/19/2037[1,2,4]	427,201
121,763	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	107,127
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	904,886
228,642	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,3]	215,656
588,000	NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2, 2.07%, 10/15/2024[1,2]	587,250
233,285	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	221,240
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[1]	231,729
1,209,533	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	990,293
	SMB Private Education Loan Trust
104,254	Series 2017-B, Class A2B, 3.57% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,4]	102,879
638,000	Series 2019-B, Class A2B, 3.82% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,4]	628,457
953,680	Textainer Marine Containers Ltd. Series 2021-1A, Class A, 1.68%, 2/20/2046[1,2]	806,885
504,213	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	417,379
	Willis Engine Structured Trust
594,022	Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	426,930
625,772	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	502,492
	TOTAL ASSET-BACKED SECURITIES
	(Cost $18,735,756)	16,742,547
	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 3.92% (1-Month USD Libor+110 basis points), 8/15/2036[2,4]	151,039

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 6.08% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,4]	$522,634
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $716,000)	673,673
	CORPORATE BONDS — 80.1%
	COMMUNICATIONS — 7.4%
928,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	685,967
	AT&T, Inc.
750,000	4.75%, 5/15/2046[1]	628,688
1,155,000	3.55%, 9/15/2055[1]	757,559
1,045,000	Comcast Corp. 3.45%, 2/1/2050[1]	729,864
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	631,672
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	205,000
423,000	6.50%, 2/1/2029[1,2]	375,021
1,144,000	4.63%, 12/1/2030[1,2]	776,605
	Frontier Communications Holdings LLC
36,000	5.88%, 10/15/2027[1,2]	32,410
245,000	5.00%, 5/1/2028[1,2]	210,259
616,000	Kenbourne Invest S.A. 4.70%, 1/22/2028[1,2,6]	468,264
340,000	Meta Platforms, Inc. 4.45%, 8/15/2052[1,2]	277,509
	Paramount Global
488,000	4.20%, 5/19/2032[1]	394,893
83,000	6.87%, 4/30/2036	77,653
530,000	Prosus N.V. 4.99%, 1/19/2052[1,2,6]	343,779
110,000	Radiate Holdco LLC / Radiate Finance, Inc. 4.50%, 9/15/2026[1,2]	90,225
41,000	Scripps Escrow II, Inc. 3.88%, 1/15/2029[1,2]	32,939
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	441,224
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	359,682
664,000	3.55%, 3/22/2051[1]	466,971
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	150,094
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	193,375
		8,329,653

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY — 8.7%
$54,000	Air Canada 3.88%, 8/15/2026[1,2,6]	$46,373
202,861	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	190,715
	American Airlines Class AA Pass-Through Trust
196,645	3.65%, 8/15/2030	173,654
326,724	3.35%, 4/15/2031	285,080
383,806	3.15%, 8/15/2033	320,178
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	327,770
161,000	5.75%, 4/20/2029[2,6]	140,472
206,000	Atento Luxco 1 S.A. 8.00%, 2/10/2026[1,2,6]	87,002
103,825	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	93,441
46,000	Builders FirstSource, Inc. 6.37%, 6/15/2032[1,2]	40,866
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
126,000	4.50%, 10/20/2025[2,6]	122,314
623,000	4.75%, 10/20/2028[2,6]	580,494
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	1,699,761
739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	657,782
362,000	General Motors Co. 6.80%, 10/1/2027[1]	365,764
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	645,439
1,213,000	2.35%, 1/8/2031[1]	879,843
379,000	Lions Gate Capital Holdings LLC 5.50%, 4/15/2029[1,2]	282,355
250,000	McDonald’s Corp. 4.45%, 3/1/2047[1]	209,460
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	100,460
	Newell Brands, Inc.
104,000	6.37%, 9/15/2027[1]	102,984
92,000	6.62%, 9/15/2029[1]	89,951
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	845,055
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	156,898
241,491	United Airlines Class A Pass-Through Trust 5.88%, 4/15/2029	232,965
	United Airlines Class AA Pass-Through Trust
162,374	4.15%, 2/25/2033	145,952

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$554,221	2.70%, 11/1/2033	$442,527
220,835	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	201,241
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	57,120
273,000	4.63%, 4/15/2029[1,2]	226,590
		9,750,506
	CONSUMER STAPLES — 3.4%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	41,556
152,000	5.95%, 2/14/2049[1]	125,867
480,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[1]	433,234
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	353,382
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	333,783
352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	258,112
363,000	BRF S.A. 4.87%, 1/24/2030[1,2,6]	285,350
	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
52,000	3.75%, 12/1/2031[1,2,6]	41,628
206,000	3.63%, 1/15/2032[1,2,6]	160,937
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	335,587
750,000	Kroger Co. 4.50%, 1/15/2029[1]	710,859
229,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	165,739
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	547,415
		3,793,449
	ENERGY — 10.9%
414,000	Aker BP ASA 3.10%, 7/15/2031[1,2,6]	323,991
90,000	Cheniere Energy Partners LP 3.25%, 1/31/2032[1]	69,910
172,000	CITGO Petroleum Corp. 7.00%, 6/15/2025[1,2]	164,351
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[1,2]	306,861
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[2,6]	486,651

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$180,000	Enbridge, Inc. 6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,6,7]	$161,013
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[1,2]	321,414
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	265,781
275,000	5.40%, 10/1/2047[1]	222,640
500,000	6.25%, 4/15/2049[1]	447,760
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	478,057
366,000	3.30%, 2/15/2053[1]	238,146
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,7]	94,603
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	830,150
733,000	Global Partners LP / GLP Finance Corp. 7.00%, 8/1/2027[1]	667,418
56,000	Hess Midstream Operations LP 5.50%, 10/15/2030[1,2]	48,073
107,000	Howard Midstream Energy Partners LLC 6.75%, 1/15/2027[1,2]	95,440
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	437,786
600,000	5.55%, 6/1/2045[1]	523,021
	MPLX LP
515,000	4.87%, 6/1/2025[1]	504,842
641,000	4.25%, 12/1/2027[1]	597,047
249,000	5.50%, 2/15/2049[1]	211,360
983,000	4.90%, 4/15/2058[1]	733,673
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	763,843
737,000	7.77%, 12/15/2037[2]	744,524
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	205,322
224,000	6.70%, 2/16/2032[1,6]	157,808
136,000	6.95%, 1/28/2060[1,6]	75,330
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	236,187
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[1]	730,042
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	214,016
198,000	Valero Energy Corp. 4.00%, 6/1/2052[1]	142,883
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	653,162
		12,153,105

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS — 21.2%
$519,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	$389,787
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,3,6]	480,329
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[1,2,3,6,8,9]	459,264
200,000	3.20% (USD 5 Year Tsy+217 basis points)[1,2,3,6,8,9]	128,999
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,7]	171,375
	Bank of America Corp.
200,000	4.18%, 11/25/2027[1]	185,380
1,000,000	3.97% (3-Month USD Libor+121 basis points), 2/7/2030[1,7]	891,687
200,000	5.87%, 2/7/2042	193,727
	Citigroup, Inc.
804,000	5.30%, 5/6/2044	700,718
605,000	4.00% (USD 5 Year Tsy+360 basis points)[1,3,8,9]	508,285
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,6,10]	388,860
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,6,7]	633,627
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,3,6]	175,289
545,000	EPR Properties 3.60%, 11/15/2031[1]	389,209
265,000	Extra Space Storage LP 2.35%, 3/15/2032[1]	195,153
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,7]	863,498
192,000	Global Payments, Inc. 5.40%, 8/15/2032[1]	177,349
151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	113,665
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	210,299
790,000	4.54% (3-Month USD Libor+175 basis points), 10/28/2027[1,4]	785,234
250,000	6.75%, 10/1/2037	249,060
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	201,566
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,6,7,8,9]	498,852
	HSBC Holdings PLC
224,000	4.95%, 3/31/2030[6]	205,734
844,000	4.60% (USD 5 Year Tsy+365 basis points)[1,3,6,8,9]	585,306
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[1,3,6]	628,629
257,000	Intercontinental Exchange, Inc. 4.35%, 6/15/2029[1]	243,077

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	Iron Mountain, Inc.
$46,000	5.00%, 7/15/2028[1,2]	$39,560
320,000	4.88%, 9/15/2029[1,2]	262,877
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,3]	443,602
236,000	4.90%, 4/1/2077[2]	190,437
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,399,224
333,000	10.75%, 8/1/2039[1]	433,652
1,150,000	6.40%, 12/15/2066[1]	1,109,501
500,000	Morgan Stanley 3.95%, 4/23/2027	464,848
518,000	PennyMac Financial Services, Inc. 5.75%, 9/15/2031[1,2]	371,295
	PNC Financial Services Group, Inc.
369,000	3.45%, 4/23/2029[1]	330,627
379,000	5.00% (3-Month USD Libor+330 basis points)[1,7,8,9]	330,501
845,000	Principal Financial Group, Inc. 5.95% (3-Month USD Libor+305 basis points), 5/15/2055[1,7]	807,658
	Prudential Financial, Inc.
746,000	5.63% (3-Month USD Libor+392 basis points), 6/15/2043[1,7]	735,004
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,7]	417,386
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	360,481
1,989,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[1,2,3,6]	1,708,143
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	525,678
1,232,000	Truist Financial Corp. 4.80% (USD 5 Year Tsy+300 basis points)[1,8,9,10]	1,096,812
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	23,639
	Wells Fargo & Co.
250,000	5.87% (3-Month USD Libor+399 basis points)[1,7,8,9]	237,605
1,219,000	3.90% (USD 5 Year Tsy+345 basis points)[1,3,8,9]	1,030,055
1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[1,3,6]	742,399
		23,714,942
	GOVERNMENTS — 1.5%
462,000	Chile Government International Bond 3.24%, 2/6/2028[1,6]	416,955
290,000	Hungary Government International Bond 5.50%, 6/16/2034[2,6]	244,571
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	935,040

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	GOVERNMENTS (Continued)
$461,000	Ukraine Government International Bond 7.25%, 3/15/2035[2,6]	$84,654
		1,681,220
	HEALTH CARE — 5.3%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	452,527
926,000	Alcon Finance Corp. 2.60%, 5/27/2030[1,2]	746,760
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[1,2]	827,607
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	319,102
	CVS Health Corp.
271,000	4.30%, 3/25/2028[1]	256,192
1,164,000	3.25%, 8/15/2029[1]	1,018,231
287,000	4.25%, 4/1/2050[1]	224,312
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	170,106
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[1,6]	632,876
320,000	2.15%, 9/2/2031[1,6]	235,599
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	253,707
545,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 7/9/2050[1,6]	361,610
180,000	Tenet Healthcare Corp. 4.87%, 1/1/2026[1,2]	167,269
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	288,359
		5,954,257
	INDUSTRIALS — 3.2%
	Ashtead Capital, Inc.
422,000	4.00%, 5/1/2028[1,2]	368,948
200,000	4.25%, 11/1/2029[1,2]	174,576
	Boeing Co.
1,044,000	2.20%, 2/4/2026[1]	928,266
450,000	5.80%, 5/1/2050[1]	391,961
449,000	Canadian Pacific Railway Co. 2.45%, 12/2/2031[1,6]	358,989
667,000	Masco Corp. 1.50%, 2/15/2028[1]	538,485
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	39,746
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	411,940

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$50,000	Sydney Airport Finance Co. Pty Ltd. 3.38%, 4/30/2025[1,2,6]	$46,902
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	117,133
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	148,018
		3,524,964
	MATERIALS — 5.4%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	318,902
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	399,960
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	147,000
	Braskem Idesa SAPI
391,000	7.45%, 11/15/2029[1,2,6]	296,173
539,000	6.99%, 2/20/2032[1,2,6]	361,130
1,049,000	Braskem Netherlands Finance B.V. 5.87%, 1/31/2050[2,6]	743,216
560,000	Celanese U.S. Holdings LLC 6.16%, 7/15/2027[1]	528,335
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	506,303
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	140,113
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	226,566
558,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	406,337
523,000	Sealed Air Corp. 1.57%, 10/15/2026[1,2]	438,047
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	457,430
448,000	SRM Escrow Issuer LLC 6.00%, 11/1/2028[1,2]	361,716
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	245,220
104,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.13%, 4/1/2029[1,2,6]	61,360
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	361,617
		5,999,425
	TECHNOLOGY — 5.5%
	Broadcom, Inc.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	TECHNOLOGY (Continued)
$1,125,000	3.47%, 4/15/2034[1,2]	$843,580
1,810,000	3.19%, 11/15/2036[1,2]	1,237,160
169,000	3.75%, 2/15/2051[1,2]	110,844
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	227,768
229,000	8.35%, 7/15/2046[1]	247,027
519,000	3.45%, 12/15/2051[1,2]	295,070
157,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1,2]	126,152
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	120,564
151,000	Microsoft Corp. 2.67%, 6/1/2060[1]	94,968
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,6]	470,853
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	923,359
500,000	3.85%, 7/15/2036[1]	373,926
458,000	3.60%, 4/1/2040[1]	310,893
132,000	Take-Two Interactive Software, Inc. 3.70%, 4/14/2027[1]	122,592
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	558,741
144,000	Western Digital Corp. 2.85%, 2/1/2029[1]	112,785
		6,176,282
	UTILITIES — 7.6%
650,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[1,2,6,10]	559,140
475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	374,062
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	601,995
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[1,3]	168,315
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	172,613
634,000	Edison International 5.37% (USD 5 Year Tsy+470 basis points)[1,3,8,9]	525,427
252,000	Entergy Corp. 2.80%, 6/15/2030[1]	203,955
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	186,925
905,000	Exelon Corp. 4.05%, 4/15/2030[1]	819,938

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$200,000	FirstEnergy Corp. 7.37%, 11/15/2031	$219,760
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	266,249
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	248,231
239,000	Light Servicos de Eletricidade S.A./Light Energia S.A. 4.38%, 6/18/2026[1,2,6]	198,506
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	330,307
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	832,244
	NiSource, Inc.
218,000	3.60%, 5/1/2030[1]	189,533
277,000	5.65% (USD 5 Year Tsy+284 basis points)[1,8,9,10]	255,533
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	246,672
481,000	3.50%, 8/1/2050[1]	292,760
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	470,774
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	198,966
	Southern Co. Gas Capital Corp.
426,000	5.87%, 3/15/2041[1]	408,427
121,000	3.95%, 10/1/2046[1]	88,692
822,000	4.40%, 5/30/2047[1]	646,358
		8,505,382
	TOTAL CORPORATE BONDS
	(Cost $111,738,485)	89,583,185
	MUNICIPAL BONDS — 0.2%
294,000	University of Michigan 3.60%, 4/1/2047	244,185
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	244,185
	U.S. GOVERNMENT AND AGENCIES — 1.7%
1,000,000	United States Treasury Bill 0.00%, 12/1/2022	995,260
	United States Treasury Bond
103,400	3.37%, 8/15/2042	93,658
73,300	2.88%, 5/15/2052	61,480
	United States Treasury Note
401,800	0.63%, 11/30/2027	338,014
148,200	3.12%, 8/31/2029	140,721

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AND AGENCIES (Continued)
$338,700	2.75%, 8/15/2032	$309,540
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $1,968,330)	1,938,673

Number of Shares
	SHORT-TERM INVESTMENTS — 0.8%
930,125	Goldman Sachs Financial Square Government Fund - Institutional Class 2.88%	$930,125
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $930,125)	930,125
	TOTAL INVESTMENTS — 98.4%
	(Cost $134,382,696)	110,112,388
	Other Assets in Excess of Liabilities — 1.6%	1,754,454
	TOTAL NET ASSETS — 100.0%	$111,866,842

LLC – Limited Liability Company
LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $50,939,521, which represents 45.5% of total net assets of the Fund.
[3]	Variable rate security. Rate shown is the rate in effect as of September 30, 2022.
[4]	Floating rate security.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to float security. Fixed rate indicated is the rate effective at September 30, 2022. Security may convert at a future date to a floating rate or referenced rate and spread.
[8]	Interest-only security.
[9]	Perpetual security. Date shown is next call date.
[10]	Fixed to variable security. Fixed rate indicated is the rate effective at September 30, 2022. Security may convert at a future date to a variable rate of referenced rate and spread.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022 (Unaudited)

FUTURES CONTRACTS

Number of				Value at	Unrealized
Contracts		Expiration	Notional	September 30,	Appreciation
Long (Short)	Description	Date	Value	2022	(Depreciation)
Interest Rate Futures
39	2-Year U.S. Treasury Note	December 2022	$8,146,429	$8,010,234	$(136,195)
(18)	5-Year U.S. Treasury Note	December 2022	(1,922,692)	(1,935,141)	(12,449)
(68)	10-Year U.S. Treasury Note	December 2022	(7,967,321)	(7,620,250)	347,071
215	U.S. Treasury Long Bond	December 2022	29,314,307	27,177,344	(2,136,963)
(178)	Ultra 10-Year U.S. Treasury Note	December 2022	(22,262,325)	(21,090,219)	1,172,106
(25)	Ultra Long-Term U.S. Treasury Bond	December 2022	(3,645,444)	(3,425,000)	220,444

TOTAL FUTURES CONTRACTS			$1,662,955	$1,116,969	$(545,986)